Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions

NOTE 22: PROVISIONS

Movement in the provisions is analyzed below:

Amount
Balance as at January 1, 2020	$416
Arising during the year	139
Utilized	(104)
Balance as at December 31, 2020	$451
Arising during the year	110
Balance as at December 31, 2021	$561

See also Note 2(v).

Provisions included in the Company’s consolidated financial statements for all periods presented are mainly related to labor claims.